RECEIVABLE FOR BITCOIN COLLATERAL,NET (Tables)	12 Months Ended
Dec. 31, 2024
RECEIVABLE FOR BITCOIN COLLATERAL,NET
Schedule of receivables for crypto asset collateral

	As of December 31,
	2024
	RMB	US$
Receivables for bitcoin collateral	619,262,199	84,838,573
Less: allowance for receivables for bitcoin collateral	(2,204,434)	(302,006)
Total receivable for bitcoin collateral, net	617,057,765	84,536,567

Schedule of movement in allowance for receivables for bitcoin collateral

	As of December 31,
	2024
	RMB	US$
Balance as of January 1	—	—
Addition	(2,204,434)	(302,006)
Balance as of December 31	(2,204,434)	(302,006)